CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash Flows from Operating Activities:
Net Income (Loss)	$ 35,162	$ (38,342)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by (Used in) Operating Activities:
Depreciation and Amortization	40,815	42,978
Stock-Based Compensation Expense	2,737	1,487
Deferred Income Taxes	(36,616)	(16,872)
Amortization of Deferred Financing Fees	723	993
Amortization of Original Issue Discount	979	1,183
Gain on Insurance Settlement	0	(3,400)
Other	245	(28)
(Increase) Decrease in Operating Assets -
Accounts Receivable	8,607	13,214
Prepaid Expenses and Other	(3,293)	(9,606)
Increase (Decrease) in Operating Liabilities -
Accounts Payable	13,751	8,378
Insurance Notes Payable	(9,123)	(5,218)
Other Current Liabilities	(3,325)	4,451
Other Liabilities	(1,983)	(1,114)
Net Cash Provided by (Used in) Operating Activities	48,679	(1,896)
Cash Flows from Investing Activities:
Acquisition of Assets	(97,000)	(40,000)
Additions of Property and Equipment	(41,890)	(16,573)
Deferred Drydocking Expenditures	(3,083)	(3,213)
Insurance Proceeds Received	0	13,139
Other	2,748	(316)
Net Cash Used in Investing Activities	(139,225)	(46,963)
Cash Flows from Financing Activities:
Long-term Debt Repayments	0	(17,571)
Common Stock Issuance	0	97,102
Other	768	34
Net Cash Provided by Financing Activities	768	79,565
Net Increase (Decrease) in Cash and Cash Equivalents	(89,778)	30,706
Cash and Cash Equivalents at Beginning of Period	259,193	134,351
Cash and Cash Equivalents at End of Period	$ 169,415	$ 165,057